Long-Term Debt - Aggregate Maturities of Long-term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 4,769	$ 4,784
Less than 1 year [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt		400
One to two years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	681
Two to three years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt		626
Over 5 years [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 4,088	$ 3,758